NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 04, 2021	Jul. 04, 2020	Jan. 19, 2017	Mar. 22, 2021	Feb. 22, 2021	Feb. 19, 2021	Jun. 30, 2020	Jul. 01, 2019	Feb. 14, 2019	Sep. 19, 2018	Aug. 22, 2018	Dec. 21, 2016	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total debt and accrued interest							$ 125,000,000							$ 145,544,000	$ 145,544,000
Extinguished of debt, Notes payable										$ 556,136
Loss on extinguishment of debt							$ 224,963
Notes payable														0	329,000	$ 349,000
Total purchase amount									$ 50,000						68,121	60,105
Repayment amount									68,500							8,016
Accounts receivables									53,516
Short-term notes payable, including related parties others														$ 133,000	96,000	1,026,000,000
Unsecured promissory note								$ 49,389							49,389
Short term notes payable															$ 51,000	$ 645,000
Purchases shares of common stock						2,236	500,000			556,136					7,957,013
Fair value of common stock							$ 250,000
Purchase warrant shares, amount							$ 99,963
Debt issuance costs									$ 48,735						$ 1,265
Interest rate									20.00%	12.00%					4.30%	16.00%
Promissory note, description											Mr. Case for $150,000 in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $157,500 (representing a $7,500 original issue discount). As of December 31, 2020, the Company had exchanged $179,291 of debt outstanding for: 896,456 common stock shares; and 896,455 warrants issued to purchase common stock shares at a strike price of $0.20				($349,963 fair value less the $125,000 of exchanged debt). After the exchange transaction a balance was due Mr. Clavijo of $10,213 which was paid
Annual interest rate description										Mr. Gould for $50,000 each in aggregate principal amount of a 6% promissory note for an aggregate purchase price of $52,500 each (representing a $2,500 original issue discount)				The notes carry annual interest rates between 0% and 10% and have default rates as high as 20%.		These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 0% and 10% and have default rates as high as 20%. The Company is accruing interest at the default rate of 18.0% on two of the loans
Warrants exercise price								$ 0.25							$ 0.75
Warrants issued							250,000	315,000							57,483	57,946
Fees																$ 4,951
Short term debt outstanding		$ 223,000								$ 203,000	$ 15,577				$ 51,050
Original issue discount										$ 52,500
Notes payable in default, including related parties others							$ 10,213,000							$ 27,000,000	329,000,000	776,000,000
Accrued interest														1,380,000	2,995,000	$ 3,235,000
Total debt															2,737,787,000
Total accrued interest															241,531,000
Outstanding balance														24,000	$ 24,000
In July, 2019 [Member]
Interest rate															4.91%	19.00%
Monthly payments															$ 14,459
Due date															57,483
Total insurance amount															$ 142,000
Mermelstein [Member]
Notes payable														285,244
Accrued interest														32,945,000
Ms. Rosenstock
Purchases shares of common stock															100,000
Total debt															$ 50,000,000
Total accrued interest															$ 0
Series F-2 Convertible Preferred Shares
Short-term notes payable, including related parties others														13,000
Purchases shares of common stock				50											1,167,630
Warrants issued					1,250,000
Short term debt outstanding																$ 82,320
Notes payable in default, including related parties others															$ 26,000,000
Total debt															292,290,000
Total accrued interest															13,030,000
Short-term notes payable				$ 26,400										45,118		96,000
Promissory notes issued			$ 13,900									$ 12,500
Outstanding balance														19,508
Series F-2 Convertible Preferred Shares | Long-Term Debt - Related Parties
Forgive repayment amount				86,554
Outstanding balance				$ 26,400
Dr. James [Member]
Short term debt outstanding																$ 2,286
Dr. Cartwright
Short-term notes payable, including related parties others														37,000	46,000
Purchases shares of common stock						100
Annual interest rate description																The notes were initially issued with 0% interest, however interest increased to 6.0% interest
Notes payable in default, including related parties others															1,000,000	$ 4,000,000
Promissory notes issued														100,000	48,000	41,000
Financing proceeds received by company															1,000,000	1,000,000
Outstanding balance						$ 267,085									1,621,000	$ 1,621,000
Series F Convertible Preferred Shares
Short-term notes payable, including related parties others															5,000
Purchases shares of common stock						85
Annual interest rate description																The notes were initially issued with 0% interest, however interest increased to 6.0% interest 90 days after
Promissory notes issued														85,000		$ 5,000
Financing proceeds received by company																1,000,000
Outstanding balance						$ 153,178									661,000	661,000
Debt Exchanges - 2020 | Ms. Rosenstock
Total debt and accrued interest														50,000,000	50,000,000
Forgive repayment amount														28,986
Premium Finance Agreement [Member]
Monthly payment of insurance	$ 11,968	$ 11,299													44,916
Interest and mature description	4.3	4.968
Insurance policies	$ 117,560	$ 109,000
Dr. Imhoff
Short-term notes payable, including related parties others														65,000	$ 0
Purchases shares of common stock															1,699,255
Short term debt outstanding											$ 15,577				$ 201,000
Total debt															363,480,000
Total accrued interest															36,937,000
Troubled Debt Restructuring [Member]
Extinguished of debt, Notes payable													$ 700,000	$ 700,000
Auctus
Total debt and accrued interest							$ 125,000,000								$ 145,544,000
Purchases shares of common stock															500,000
Warrants exercise price															$ 0.25
Total debt															$ 249,119,000	107,500,000
Total accrued interest															145,544,000	38,044,000
Short-term notes payable															$ 111,227	$ 96,000